Business Combinations (Tables)	12 Months Ended
Mar. 31, 2020
Business Combinations [Abstract]
Business combinations information
The following pro forma financial information presents the combined results of the operations of Takeda and Shire as if the acquisition of Shire had occurred as of April 1, 2018. The pro forma financial information is not necessarily indicative of what the consolidated results of operations would have been had the respective acquisitions been completed on April 1, 2018. In addition, the pro forma financial information does not purport to project the future results of operations of the combined Company.

JPY (millions)
For the Year Ended March 31, 2019
Revenue	¥3,412,468
Net profit	53,900
The total consideration transferred was comprised of the following:

JPY (millions) Amount
Cash	¥67,319
The ordinary shares of TiGenix already owned by Takeda immediately prior to the acquisition date	2,684
Total	¥70,003
The following represents the provisional and final purchase price allocation of Shire as of the acquisition date.

	JPY (millions) As of Acquisition Date
	Provisional fair value	Adjustments	Final fair value
Cash and cash equivalents	¥227,223	¥—	¥227,223
Trade and other receivables	326,154	—	326,154
Inventories	825,985	(74,153)	751,832
Property, plant & equipment	684,487	15,144	699,631
Intangible assets	3,899,298	(130,222)	3,769,076
Assets held for sale	463,526	11,070	474,596
Other assets	103,283	(6,952)	96,331
Trade and other payables	(61,382)	—	(61,382)
Provisions	(342,202)	5,629	(336,573)
Bonds and loans	(1,603,199)	—	(1,603,199)
Deferred tax liabilities	(809,667)	152,180	(657,487)
Liabilities held for sale	(196,294)	(15,369)	(211,663)
Other liabilities	(354,139)	(35,471)	(389,610)
Basis adjustments	(37,107)	—	(37,107)
Goodwill	3,087,369	78,144	3,165,513
Net assets acquired	¥6,213,335	¥—	¥6,213,335

JPY (millions) Amount
Intangible assets	¥63,421
Other assets	5,541
Deferred tax liabilities	(8,043)
Other liabilities	(5,678)
Basis adjustments	(3,381)
Goodwill	18,143
Net assets acquired	¥70,003
The total consideration transferred was comprised of the following:

JPY (millions) Amount
Cash	¥3,029,431
Equity of the Company (770,303,013 shares)	3,131,282
Cash for cash settled awards	52,622
Total	¥6,213,335

Prior period adjustments
The following represents the measurement period adjustments retrospectively recognized in the consolidated statements of profit or loss for the year ended March 31, 2019.

	JPY (millions) For the year ended March 31, 2019
	As previously reported	Adjustments	As reported
Revenue	¥2,097,224	¥—	¥2,097,224
Cost of sales	(659,690)	7,961	(651,729)
Selling, general and administrative expenses	(717,599)	—	(717,599)
Research and development expenses	(368,298)	—	(368,298)
Amortization and impairment losses on intangible assets associated with products	(203,372)	24,755	(178,617)
Other operating income	159,863	—	159,863
Other operating expenses	(103,159)	—	(103,159)
Operating profit	204,969	32,716	237,685
Finance income	16,843	—	16,843
Finance expenses	(83,289)	—	(83,289)
Share of loss of investments accounted for using the equity method	(43,627)	—	(43,627)
Profit before tax	94,896	32,716	127,612
Income tax benefit	14,118	(6,650)	7,468
Net profit for the year	¥109,014	¥26,066	¥135,080
The following represents the measurement period adjustments retrospectively recognized in non-current assets, current assets, non-current liabilities, current liabilities and equity in the consolidated statements of financial position as of March 31, 2019 with major financial statement lines impacted.

	JPY (millions) As of March 31, 2019
	As previously reported	Adjustments	As reported
Non-current assets:	¥10,821,664	¥(21,928)	¥10,799,736
Property, plant and equipment	1,316,531	15,400	1,331,931
Goodwill	4,161,403	78,848	4,240,251
Intangible assets	4,860,368	(109,199)	4,751,169
Other	483,362	(6,977)	476,385

Current assets:	3,050,658	(57,621)	2,993,037
Inventories	986,744	(67,074)	919,670
Assets held for sale	479,760	9,453	489,213
Other	1,584,154	—	1,584,154

Total assets	13,872,322	(79,549)	13,792,773

Non-current liabilities:	6,197,803	(144,070)	6,053,733
Deferred tax liabilities	867,061	(145,605)	721,456
Other	5,330,742	1,535	5,332,277

Current liabilities:	2,510,931	42,118	2,553,049
Income taxes payable	119,485	31,213	150,698
Liabilities held for sale	201,145	13,889	215,034
Other	2,190,301	(2,984)	2,187,317

Total liabilities	8,708,734	(101,952)	8,606,782

Equity:	5,163,588	22,403	5,185,991
Retained earnings	1,569,365	26,066	1,595,431
Other components of equity	353,542	(3,663)	349,879
Other	3,240,681	—	3,240,681

Total liabilities and equity	¥13,872,322	¥(79,549)	¥13,792,773